Deposits from banks	12 Months Ended
Dec. 31, 2018
Disclosure of deposits from banks [abstract]
Deposits from banks

13 Deposits from banks

Deposits from banks include non-subordinated debt from banks, except for amounts in the form of debt securities.

Deposits from banks by type
	Netherlands		International		Total
	2018	2017	2018	2017	2018	2017
Non-interest bearing	22	181	412	363	434	544
Interest bearing	17,211	17,230	19,686	19,047	36,896	36,277
	17,233	17,411	20,097	19,410	37,330	36,821

Deposits from banks includes ING’s participation in the targeted longer-term refinancing operations (TLTRO) with EUR 10.7 billion in 2016 and an additional EUR 7 billion in 2017. The TLTRO aims to stimulate lending to the real economy in the Eurozone. The interest rate on the TLTRO’s is fixed over the life of each operation at the benchmark rate of the European Central Bank.

Reference is made to Note 44 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.